Taxes (Tables)	12 Months Ended
Mar. 31, 2025
Taxes [Abstract]
Schedule of Income Tax Provision

The income tax provision consisted of the following components:

	For the years ended March 31
	2023	2024	2025
	HKD	HKD	HKD	US$
Current:
Hong Kong	$879,171	$1,414,234	$1,345,848	$172,990
Total current	879,171	1,414,234	1,345,848	172,990

Deferred:
Hong Kong	(17,326)	65,745	5,319	684
Total deferred	(17,326)	65,745	5,319	684
Total provision for income taxes	$861,845	$1,479,979	$1,351,167	$173,674

Schedule of Reconciliation Between the Company’s Actual Provision for Income Taxes

A reconciliation between the Company’s actual provision for income taxes and the provision at the Hong Kong statutory rate was as follows:

	For the years ended March 31
	2023	2024	2025
	HKD	HKD	HKD	US$
Income before income tax	$6,889,496	$6,742,758	$7,599,678	$976,833
Hong Kong income tax rate	16.50%	16.50%	16.50%	16.50%
Income tax expense computed at statutory rate	1,141,247	1,112,555	1,253,947	161,178
Preferential rate	(165,000)	(165,000)	(165,000)	(21,208)
Impact of foreign rate differential	-	65,702	184,302	23,689
Non-taxable items in Hong Kong	(40,216)	(24,415)	(17,590)	(2,261)
Non-deductible items in Hong Kong	305,519	201,627	97,008	12,469
Prior years’ adjustments	(374,705)	292,510	-	-
Tax credit	(5,000)	(3,000)	(1,500)	(193)
Total income tax expense	$861,845	$1,479,979	$1,351,167	$173,674
Effective tax rate	12.5%	21.9%	17.8%	17.8%

Schedule of Deferred Tax

Significant components of deferred tax were as follows:

	As of March 31,
	2024	2025
	HKD	HKD	US$
Deferred tax assets:
Provision for credit losses	$157	$346	$44
Depreciation	15,896	10,388	1,336
Total deferred tax assets	16,053	10,734	1,380

Deferred tax liabilities:
Total deferred tax liabilities	-	-	-
Deferred tax assets, net	$16,053	$10,734	$1,380